Investment In Morgan Stanley (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Apr. 21, 2011
Investment In Morgan Stanley [Abstract]
Face value of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock to be converted into Morgan Stanley's common stock			¥ 808,266
Approximate number of Morgan Stanley's common stock received upon conversion of Morgan Stanley's Series B Preferred Stock		385
Approximate number of Morgan Stanley's additional common stock received resulting from the conversion rate adjustment		75
Gain recognized in relation to the conversion rate adjustment of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock	139,320
Percentage of MUFG's ownership interest in Morgan Stanley before the conversion of Morgan Stanley's Series B Preferred Stock		3.00%
Percentage of MUFG's ownership interest in Morgan Stanley upon the conversion of Morgan Stanley's Series B Preferred Stock	22.40%
Impairment losses on investments to Morgan Stanley's common stock	¥ 579,468
Percentage of decline in the quoted market price of Morgan Stanley's common stock	41.00%